ADVANCED SERIES TRUST
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Mid-Cap Growth Portfolio

Supplement dated December 2, 2011 to the Prospectus and Statement of Additional Information dated May 1, 2011

I. Effective December 31, 2011, David Shell will retire and will no longer serve as a portfolio manager to the AST Goldman Sachs Concentrated Growth Portfolio and the AST Goldman Sachs Mid-Cap Growth Portfolio. All references to Mr. Shell in the Prospectus and Statement of Additional Information are deleted as of that date.

II. Effective immediately, Joseph B. Hudepohl joins the portfolio management team of the AST Goldman Sachs Concentrated Growth Portfolio.

To reflect this change, under the heading Summary: AST Goldman Sachs Concentrated Growth Portfolio - Management of the Portfolio, Mr. Hudepohl is added to the table. In the section of the Prospectus under the heading How the Fund is Managed – Portfolio Managers –AST Goldman Sachs Concentrated Growth Portfolio is hereby revised by including the following information pertaining to Mr. Hudepohl:

Joseph B. Hudepohl, CFA, Managing Director, Portfolio Manager—Mr. Hudepohl joined the Investment Adviser in July 1999 and is a portfolio manager for the Growth Team. Prior to joining the Investment Adviser, he was an analyst in the Investment Banking Division of Goldman Sachs where he worked in the High Technology Group.

III. Effective immediately, Warren Fischer will no longer serve as a portfolio manager to the AST Goldman Sachs Mid-Cap Growth Portfolio. All references to Mr. Fischer in the Prospectus and Statement of Additional Information are hereby deleted. Additionally, effective immediately, Scott G. Kolar and Jeffrey Rabinowitz join the portfolio management team of the AST Goldman Sachs Mid-Cap Growth Portfolio.

To reflect this change, under the heading Summary: AST Goldman Sachs Mid-Cap Growth Portfolio - Management of the Portfolio, Mr. Kolar and Mr. Rabinowitz are added to the table. In the section of the Prospectus under the heading How the Fund is Managed – Portfolio Managers – AST Goldman Sachs Mid-Cap Growth Portfolio is hereby revised by including the following information pertaining to Mr. Kolar and Mr. Rabinowitz:

Scott G. Kolar, CFA, Managing Director, Portfolio Manager—Mr. Kolar joined the Investment Adviser in January 1997 when Goldman Sachs Asset Management acquired Liberty Investment Management. He is a senior portfolio manager for the Growth Team and is also Chairman of the Investment Committee.

Jeffrey Rabinowitz, CFA, Managing Director, Portfolio Manager—Mr. Rabinowitz joined the Investment Adviser in May 1999 and is a senior portfolio manager for the Growth Team. Prior to joining the Investment Adviser, he was a senior software engineer at Motorola, responsible for product development of digital wireless phones.

To further reflect these changes, the following will be added to the Portfolio’s respective table in Statement of Additional Information under the heading Part I – Management & Advisory Arrangements – Additional Information About the Portfolio Managers:

AST Goldman Sachs Concentrated Growth Portfolio
Subadvisers	Portfolio Managers	Registered Investment Company	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Goldman Sachs Asset Management, L.P.	Joseph B. Hudepohl	15/$2,879 billion	None	94/$3,045 billion 5/$289 billion	None

AST Goldman Sachs Mid-Cap Growth Portfolio
Subadvisers	Portfolio Managers	Registered Investment Company	Other Pooled Investment Vehicles	Other Accounts	Ownership of Fund Securities
Goldman Sachs Asset Management, L.P.	Scott G. Kolar	15/$5,932 billion	None	21/$612 billion 1/$79 billion	None
	Jeffrey Rabinowitz	15/$5,932 billion	None	21/$612 billion 1/$79 billion	None

Information is as of September 30, 2011.

ASTSUP7